Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sphere 500 Climate Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	25.12%	29.48%	(20.02%)